Note 29 - Discontinued Operations - Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 19, 2017
Statement Line Items [Line Items]
Net sales	$ 7,294,055	$ 7,658,588	$ 5,288,504
Gross profit	2,186,560	2,379,288	1,603,447
Net income			1,848
Cash at the beginning		206	18,820
Cash at the end			206
(Decrease) Increase in cash			(18,614)
(Used in) provided by operating activities			(3,046)
Provided by (used in) investing activities			32
Used in financing activities			(15,600)
Non-current assets	9,172,384	8,787,107
Current assets	5,670,607	5,464,192
Non-current liabilities:	876,162	657,444
Current liabilities	1,780,457	1,718,363
Discontinued operations [member]
Statement Line Items [Line Items]
Net sales			11,899
Gross profit			4,496
Net income			$ 1,848
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Non-current assets				$ 87,332
Current assets				69,332
Total assets of disposal group classified as held for sale				156,664
Non-current liabilities:				5,294
Current liabilities				13,556
Total liabilities of disposal group classified as held for sale				$ 18,850